Balances and Transactions With Related Parties and Key Officers (Schedule of Transactions with Related Parties) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) Directors	Dec. 31, 2024 USD ($) Directors	Dec. 31, 2023 USD ($) Directors
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	$ 336	$ 333	$ 527
Number of Directors | Directors	[1]	5	5	9	[2]
Directors [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	$ 336	$ 333	$ 502
Related Party [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	0	0	25
Related Parties Renta Lexpense And Other		$ 0	$ 0	$ 267

[1]	Not including share-based compensation detailed in note 20.
[2]	During 2023, three members of the board left and one member of the board was replaced. At the end of 2023, the board consisted of five members.